SUBSEQUENT EVENTS (Details Textual) - USD ($) shares in Millions	2 Months Ended	12 Months Ended
	Jun. 07, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		$ 6,199,643	$ 13,236,624	$ 10,000,000
Hakim Credit Line [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Total		798,227
Debt Instrument, Periodic Payment, Principal		718,309
Debt Instrument, Periodic Payment, Interest		$ 79,918
Subsequent Event [Member] | LPC-40 Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 1,700,000
Stock Issued During Period, Shares, Issued for Capital Purchase Agreement	0.1
Stock Issued During Period, Shares, New Issues	5.5
Subsequent Event [Member] | Exercise of Cash Warrants [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 600,000
Stock Issued During Period, Shares, New Issues	9.3